General	12 Months Ended
Dec. 31, 2019
General
General

NOTE 1 – GENERAL:

a.

ScoutCam Inc. (the “Company”), formally known as Intellisense Solutions Inc., was incorporated under the laws of the State of Nevada on March 22, 2013 under the name Intellisense Solutions Inc., or Intellisense. The Company was initially engaged in the business of developing web portals to allow companies and individuals to engage in the purchase and sale of vegetarian food products over the Internet. However, the Company was unable to execute it original business plan, develop significant operations or achieve commercial sales. Prior to the closing of the Securities Exchange Agreement (as defined below), the Company was a “shell company”.

ScoutCam Ltd., or ScoutCam, was formed in the State of Israel on January 3, 2019 as a wholly-owned subsidiary of Medigus Ltd. (the “Parent Company”, “Medigus”), an Israeli company traded both on the Nasdaq Capital Market and the Tel Aviv Stock Exchange, and commenced operations on March 1, 2019. Upon incorporation, ScoutCam issued to Medigus 1,000,000 Ordinary shares with no par value. On March 2019, ScoutCam issued to Medigus an additional 1,000,000 Ordinary shares with no par value.

ScoutCam was incorporated as part of a reorganization of Medigus, which was designed to distinguish ScoutCam’s miniaturized imaging business, or the micro ScoutCam™ portfolio, from Medigus’s other operations and to enable Medigus to form a separate business unit with dedicated resources focused on the promotion of such technology. In December 2019, Medigus and ScoutCam consummated a certain Amended and Restated Asset Transfer Agreement, under which Medigus transferred and assigned certain assets and intellectual property rights related to its miniaturized imaging business to ScoutCam.

On September 16, 2019, the Company entered into a Securities Exchange Agreement (the “Exchange Agreement”), with Medigus, pursuant to which Medigus assigned, transferred and delivered 100% of its holdings in ScoutCam to the Company, in exchange for consideration consisting of shares of the Company’s common stock representing 60% of the issued and outstanding share capital of the Company immediately upon the closing of the Exchange Agreement (the “Closing”). The Exchange Agreement was conditioned on certain obligations by the respective parties, including, but not limited to, that the Company will have at least USD 3 million in cash on hand upon Closing, and that the Company will bear the costs and expenses in connection with the execution of the Exchange Agreement. In accordance with said obligations, the Company undertook to secure at least USD 3 million in funding prior to the Closing, based on a pre-money valuation of USD 10 million of the Company on a post-Closing basis. In addition, the Exchange Agreement provides that if ScoutCam achieves an aggregated amount of USD 33 million in sales within the first three years immediately after the Closing, the Company will issue to Medigus additional shares of Company’s common stock representing 10% of the Company’s issued and outstanding share capital as reflected on the date of the Closing.

The Closing occurred on December 30, 2019 (the “Closing Date”). On December 31, 2019, Intellisense filed with the Nevada Secretary of State a Certificate of Amendment to the Registrant’s Articles of Incorporation to change its name from “Intellisense Solutions Inc.” to “ScoutCam Inc.”, effective December 31, 2019. Thereafter, on January 23, 2019, FINRA approved the Company’s name change and its trading symbol was changed from INLL to SCTC on the OTC Markets, Pink Tier. The Company’s Common Stock is quoted on the OTC Pink under the symbol “SCTC”. There is currently no trading market for Company’s Common Stock and there is no assurance that a regular trading market will ever develop.

Although the transaction resulted in ScoutCam becoming a wholly owned subsidiary of the Company, the transaction constitutes a reverse recapitalization as the shareholders of ScoutCam own a substantial majority of the outstanding common shares of the Company and taking into account that prior to the Closing Date the Company was considered as a shell corporation. Accordingly, ScoutCam is considered accounting acquirer of the merged company.

ScoutCam has developed a range of micro CMOS (complementary metal-oxide semiconductor) and CCD (charge-coupled device) video cameras, including micro ScoutCam™ 1.2. These innovative cameras are suitable for both medical and industrial applications. Based on its proprietary technology, the Company designs and manufactures endoscopy and micro camera systems for partner companies.

b.	During the year ended December 31, 2019, the Company incurred a loss of USD 1,829 thousand and negative cash flows from operating activities of approximately USD 1,799 thousand. Based on the projected cash flows, the Company’s Management is of the opinion that without further fundraising it will not have sufficient resources to enable it to continue its operating activities including the development, manufacturing and marketing of its products within one year after the issuance date of these consolidated financial statements. As a result, there is a substantial doubt about the Company’s ability to continue as a going concern within one year after the issuance date of these financial statements.

Management’s plans include continuing commercialization of the Company’s products and securing sufficient financing through the sale of additional equity securities, debt or capital inflows from strategic partnerships and other opportunities. There are no assurances however, that the Company will be successful in obtaining the level of financing needed for its operations. If the Company is unsuccessful in commercializing its products and securing sufficient financing, it may need to reduce activities, curtail or even cease operations.

These consolidated financial statements have been prepared assuming the Company will continue as a going concern, which assumes the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. Accordingly, the consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets and the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.